UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

January 31, 2007

1.813030.102

CAF-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.1%
Automobiles - 0.4%
Fiat Spa (a)(d)	1,689,400	$ 36,681
Diversified Consumer Services - 0.2%
Corinthian Colleges, Inc. (a)	1,495,900	19,536
Hotels, Restaurants & Leisure - 2.4%
Accor SA	1,770,044	146,724
Ambassadors Group, Inc.	105,150	2,947
CKE Restaurants, Inc.	620,600	12,269
Las Vegas Sands Corp. (a)	358,500	37,309
Tim Hortons, Inc.	804,500	24,940
		224,189
Household Durables - 1.9%
Whirlpool Corp.	1,918,309	175,391
Media - 6.7%
Dow Jones & Co., Inc. (d)	2,173,300	81,955
EchoStar Communications Corp. Class A (a)	1,013,200	40,872
Mediacom Communications Corp. Class A (a)	2,732,823	21,671
Pearson PLC	2,979,300	46,946
The Walt Disney Co.	11,837,793	416,338
		607,782
Multiline Retail - 3.0%
Federated Department Stores, Inc.	2,026,400	84,075
Saks, Inc.	700,600	13,143
Sears Holdings Corp. (a)	370,800	65,502
Target Corp.	1,776,900	109,031
		271,751
Specialty Retail - 4.6%
Abercrombie & Fitch Co. Class A (d)	3,302,400	262,673
American Eagle Outfitters, Inc.	2,465,550	79,835
Casual Male Retail Group, Inc. (a)	184,410	2,301
Gymboree Corp. (a)	969,082	41,952
Payless ShoeSource, Inc. (a)	437,200	14,843
Shoe Carnival, Inc. (a)	87,893	2,798
Wet Seal, Inc. Class A (a)	2,141,000	13,831
		418,233
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	276,900	12,699
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Deckers Outdoor Corp. (a)(e)	791,600	$ 46,158
Wolverine World Wide, Inc.	791,100	24,342
		83,199
TOTAL CONSUMER DISCRETIONARY		1,836,762
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.5%
Tesco PLC	2,640,000	21,681
Whole Foods Market, Inc.	597,600	25,810
		47,491
Food Products - 0.2%
Unilever NV (NY Shares)	556,900	14,864
Tobacco - 0.3%
Reynolds American, Inc.	456,374	29,436
TOTAL CONSUMER STAPLES		91,791
FINANCIALS - 17.8%
Capital Markets - 12.4%
Bear Stearns Companies, Inc.	425,300	70,111
E*TRADE Financial Corp.	3,667,200	89,406
Goldman Sachs Group, Inc.	1,376,600	292,059
Jefferies Group, Inc.	2,504,100	73,771
Lehman Brothers Holdings, Inc.	643,000	52,880
Man Group plc	10,049,270	105,583
Merrill Lynch & Co., Inc.	758,501	70,965
Morgan Stanley	3,982,500	329,711
UBS AG (NY Shares)	785,000	49,463
		1,133,949
Commercial Banks - 1.6%
Barclays PLC Sponsored ADR (d)	2,487,300	146,726
Consumer Finance - 1.9%
American Express Co.	3,003,800	174,881
Diversified Financial Services - 0.6%
Deutsche Boerse AG	268,900	56,499
Insurance - 0.6%
Allianz AG sponsored ADR	2,831,100	56,990
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	351,800	$ 13,231
Jones Lang LaSalle, Inc.	316,500	33,074
		46,305
Thrifts & Mortgage Finance - 0.2%
Clayton Holdings, Inc.	658,183	12,150
TOTAL FINANCIALS		1,627,500
HEALTH CARE - 11.8%
Biotechnology - 4.7%
Biogen Idec, Inc. (a)	6,764,995	327,020
Genentech, Inc. (a)	869,100	75,933
MedImmune, Inc. (a)	898,900	31,156
		434,109
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	744,500	36,972
IDEXX Laboratories, Inc. (a)	199,100	17,085
		54,057
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc.	1,354,700	65,026
DaVita, Inc. (a)	460,500	25,143
VCA Antech, Inc. (a)	1,877,838	63,133
		153,302
Pharmaceuticals - 4.8%
Elan Corp. PLC sponsored ADR (a)	9,291,455	115,679
Johnson & Johnson	1,446,100	96,599
Merck & Co., Inc.	3,474,700	155,493
Pfizer, Inc.	2,581,100	67,728
		435,499
TOTAL HEALTH CARE		1,076,967
INDUSTRIALS - 19.2%
Aerospace & Defense - 1.6%
General Dynamics Corp.	1,114,400	87,090
Lockheed Martin Corp.	367,800	35,746
Raytheon Co.	505,700	26,246
		149,082
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 4.1%
AMR Corp. (d)	4,709,300	$ 174,480
Continental Airlines, Inc. Class B (a)	926,300	38,432
Ryanair Holdings PLC sponsored ADR (a)(d)	1,025,000	88,857
UAL Corp. (a)	821,700	35,497
US Airways Group, Inc. (a)	581,800	32,569
		369,835
Building Products - 0.1%
Kingspan Group PLC (Ireland)	303,200	7,655
Commercial Services & Supplies - 1.2%
Corporate Executive Board Co.	261,102	23,690
Fuel Tech, Inc. (a)	746,914	21,504
RPS Group PLC	851,900	4,800
Stericycle, Inc. (a)(d)	767,232	59,077
		109,071
Electrical Equipment - 4.1%
ABB Ltd. sponsored ADR	6,185,900	110,171
Alstom SA (a)	1,679,400	205,095
Schneider Electric SA	508,100	61,356
		376,622
Machinery - 2.6%
Deere & Co.	1,750,300	175,520
Flow International Corp. (a)(d)(e)	1,990,972	23,255
Invensys PLC (a)	6,663,400	38,818
		237,593
Road & Rail - 5.5%
Burlington Northern Santa Fe Corp.	3,089,050	248,236
Hertz Global Holdings, Inc.	2,551,900	47,516
Norfolk Southern Corp.	4,072,208	202,185
		497,937
TOTAL INDUSTRIALS		1,747,795
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 1.9%
Corning, Inc. (a)	1,014,100	21,134
Harris Corp.	952,000	48,381
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	922,000	$ 34,723
Research In Motion Ltd. (a)	515,800	65,909
		170,147
Computers & Peripherals - 0.6%
Diebold, Inc.	1,273,600	59,031
Electronic Equipment & Instruments - 0.0%
Maxwell Technologies, Inc. (a)(d)	37,977	464
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)(d)	1,242,000	69,776
DealerTrack Holdings, Inc. (a)	1,953,292	54,145
Equinix, Inc. (a)	498,000	41,867
Google, Inc. Class A (sub. vtg.) (a)	382,400	191,697
Interwoven, Inc. (a)	442,700	6,950
RealNetworks, Inc. (a)	2,418,384	25,804
The Knot, Inc. (a)	494,806	14,928
ValueClick, Inc. (a)	1,625,950	41,494
VeriSign, Inc. (a)	776,000	18,546
		465,207
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Corp. Class A (a)	1,286,353	41,060
Infineon Technologies AG sponsored ADR (a)(d)	3,402,100	48,956
		90,016
Software - 2.5%
Activision, Inc. (a)	2,331,800	39,711
Ansys, Inc. (a)	346,000	17,262
BEA Systems, Inc. (a)	4,421,177	54,513
Electronic Arts, Inc. (a)	1,965,700	98,285
Salesforce.com, Inc. (a)	481,500	21,104
		230,875
TOTAL INFORMATION TECHNOLOGY		1,015,740
MATERIALS - 7.6%
Chemicals - 6.0%
Agrium, Inc.	607,100	21,026
Ecolab, Inc.	997,700	43,799
Monsanto Co.	5,708,679	314,491
Potash Corp. of Saskatchewan, Inc.	278,800	43,501
Rhodia SA (a)	6,833,700	24,582
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Syngenta AG sponsored ADR	2,095,000	$ 77,662
The Mosaic Co.	1,024,700	20,412
		545,473
Metals & Mining - 1.6%
Allegheny Technologies, Inc.	1,048,710	108,531
Titanium Metals Corp. (a)	1,171,110	36,117
		144,648
TOTAL MATERIALS		690,121
TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 4.7%
Cbeyond, Inc. (a)(d)	329,948	9,806
France Telecom SA (d)	2,852,100	79,317
Level 3 Communications, Inc. (a)	11,414,100	70,882
Qwest Communications International, Inc. (a)	33,627,000	274,060
		434,065
Wireless Telecommunication Services - 3.8%
American Tower Corp. Class A (a)	4,680,700	186,432
Centennial Communications Corp. Class A	3,527,506	27,056
China Mobile (Hong Kong) Ltd. sponsored ADR (d)	1,263,200	58,297
Dobson Communications Corp. Class A (a)	4,683,000	45,378
NII Holdings, Inc. (a)	349,973	25,828
		342,991
TOTAL TELECOMMUNICATION SERVICES		777,056
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
EDF Energies Nouvelles SA	398,447	20,513
International Power PLC	7,950,600	56,274
		76,787
TOTAL COMMON STOCKS (Cost $7,537,606)		8,940,519
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	15,100	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $227)		0
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 5.35% (b)	202,821,607	202,822
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	375,193,016	375,193
TOTAL MONEY MARKET FUNDS (Cost $578,015)		578,015
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $8,115,848)		9,518,534
NET OTHER ASSETS - (4.3)%		(393,593)
NET ASSETS - 100%		$ 9,124,941
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 227
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,181
Fidelity Securities Lending Cash Central Fund	815
Total	$ 3,996
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Deckers Outdoor Corp.	$ 42,089	$ -	$ -	$ -	$ 46,158
Flow International Corp.	23,454	-	-	-	23,255
Fuel Tech, Inc.	23,559	-	11,603	-	-
Total	$ 89,102	$ -	$ 11,603	$ -	$ 69,413
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $8,122,380,000. Net unrealized appreciation aggregated $1,396,154,000, of which $1,452,811,000 related to appreciated investment securities and $56,657,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

January 31, 2007

1.813012.102

FDE-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.3%
Autoliv, Inc.	434,000	$ 26,188
Automobiles - 0.3%
General Motors Corp.	700,000	22,988
Hotels, Restaurants & Leisure - 2.3%
McDonald's Corp.	4,425,000	196,249
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)	1,000,000	42,620
Media - 1.3%
The Walt Disney Co.	1,200,000	42,204
Time Warner, Inc.	3,000,000	65,610
		107,814
Multiline Retail - 2.9%
JCPenney Co., Inc.	2,750,000	223,410
Nordstrom, Inc.	400,000	22,284
		245,694
Specialty Retail - 1.7%
Asbury Automotive Group, Inc.	1,000,000	24,460
AutoZone, Inc. (a)	250,000	31,408
Payless ShoeSource, Inc. (a)	900,000	30,555
Sherwin-Williams Co.	450,000	31,095
TJX Companies, Inc.	750,000	22,178
		139,696
Textiles, Apparel & Luxury Goods - 1.0%
Brown Shoe Co., Inc.	500,000	27,175
NIKE, Inc. Class B	350,000	34,584
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,000	24,808
		86,567
TOTAL CONSUMER DISCRETIONARY		867,816
CONSUMER STAPLES - 9.5%
Beverages - 2.4%
Coca-Cola Enterprises, Inc.	2,992,800	61,412
Constellation Brands, Inc. Class A (sub. vtg.)	1,500,000	37,110
Molson Coors Brewing Co. Class B	1,333,200	107,723
		206,245
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.0%
Kroger Co.	7,300,000	$ 186,880
Safeway, Inc.	1,790,000	64,494
		251,374
Food Products - 0.6%
Dean Foods Co. (a)	825,139	36,512
Ralcorp Holdings, Inc. (a)	213,400	11,810
		48,322
Household Products - 0.3%
Energizer Holdings, Inc. (a)	270,700	23,072
Personal Products - 0.3%
NBTY, Inc. (a)	478,600	24,815
Tobacco - 2.9%
Altria Group, Inc.	2,150,000	187,889
Loews Corp. - Carolina Group	877,900	60,171
		248,060
TOTAL CONSUMER STAPLES		801,888
ENERGY - 9.7%
Energy Equipment & Services - 0.6%
Basic Energy Services, Inc. (a)	940,548	22,300
Superior Energy Services, Inc. (a)	1,000,000	30,320
		52,620
Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	850,000	61,948
ConocoPhillips	3,097,268	205,690
Exxon Mobil Corp.	1,021,400	75,686
Hess Corp.	1,000,000	53,990
Holly Corp.	675,000	35,566
Marathon Oil Corp.	2,163,300	195,433
Tesoro Corp.	500,000	41,195
Valero Energy Corp.	700,000	37,996
Western Refining, Inc.	1,250,000	34,188
World Fuel Services Corp.	500,000	22,925
		764,617
TOTAL ENERGY		817,237
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 21.2%
Capital Markets - 7.8%
Goldman Sachs Group, Inc.	800,000	$ 169,728
Merrill Lynch & Co., Inc.	2,176,800	203,661
Morgan Stanley	3,415,700	282,786
		656,175
Commercial Banks - 1.1%
Allied Irish Banks PLC sponsored ADR	83,080	4,824
Barclays PLC Sponsored ADR (d)	800,000	47,192
Royal Bank of Scotland Group PLC	1,000,000	40,179
		92,195
Diversified Financial Services - 6.1%
Bank of America Corp.	3,187,600	167,604
ING Groep NV sponsored ADR	850,000	37,451
JPMorgan Chase & Co.	6,100,000	310,673
		515,728
Insurance - 4.5%
Allied World Assurance Co. Holdings Ltd.	750,000	31,950
Allstate Corp.	2,800,000	168,448
American Financial Group, Inc.	400,000	14,128
Axis Capital Holdings Ltd.	850,000	28,008
MBIA, Inc.	450,000	32,324
The St. Paul Travelers Companies, Inc.	2,100,000	106,785
		381,643
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	3,256,356	141,586
TOTAL FINANCIALS		1,787,327
HEALTH CARE - 11.5%
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,350,000	116,701
Becton, Dickinson & Co.	175,800	13,526
		130,227
Health Care Providers & Services - 2.3%
Health Net, Inc. (a)	700,000	34,097
Humana, Inc. (a)	1,485,913	82,468
McKesson Corp.	636,000	35,457
Medco Health Solutions, Inc. (a)	750,000	44,408
		196,430
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc. (a)	2,200,000	$ 105,270
Pharmaceuticals - 6.4%
AstraZeneca PLC sponsored ADR	1,151,700	64,438
Merck & Co., Inc.	6,846,900	306,399
Pfizer, Inc.	6,300,000	165,312
		536,149
TOTAL HEALTH CARE		968,076
INDUSTRIALS - 10.1%
Aerospace & Defense - 4.7%
Lockheed Martin Corp.	1,400,000	136,066
Northrop Grumman Corp.	850,000	60,299
Raytheon Co.	3,886,700	201,720
		398,085
Airlines - 0.4%
Continental Airlines, Inc. Class B (a)	788,900	32,731
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc.	4,073,700	52,103
Manpower, Inc.	400,000	29,172
		81,275
Industrial Conglomerates - 1.9%
McDermott International, Inc. (a)	700,000	36,148
Tyco International Ltd.	4,056,900	129,334
		165,482
Machinery - 2.1%
AGCO Corp. (a)	650,000	22,081
Cummins, Inc.	265,000	35,658
Deere & Co.	750,000	75,210
Terex Corp. (a)	750,000	42,668
		175,617
TOTAL INDUSTRIALS		853,190
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.4%
Motorola, Inc.	1,740,400	34,547
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 8.5%
Brocade Communications Systems, Inc. (a)	4,903,100	$ 42,069
Hewlett-Packard Co.	7,379,100	319,367
International Business Machines Corp.	3,605,700	357,497
		718,933
Electronic Equipment & Instruments - 1.1%
Flextronics International Ltd. (a)	2,050,000	23,842
Ingram Micro, Inc. Class A (a)	1,250,000	24,388
Solectron Corp. (a)	6,400,000	20,800
Vishay Intertechnology, Inc. (a)	1,500,000	19,710
		88,740
IT Services - 0.1%
Convergys Corp. (a)	250,000	6,510
Office Electronics - 1.8%
Xerox Corp. (a)	9,000,000	154,800
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV (NY Shares) (a)	1,250,000	31,900
Atmel Corp. (a)	5,000,000	29,900
Skyworks Solutions, Inc. (a)	4,000,000	26,280
		88,080
Software - 2.0%
McAfee, Inc. (a)	1,000,000	29,260
Oracle Corp. (a)	8,000,000	137,280
		166,540
TOTAL INFORMATION TECHNOLOGY		1,258,150
MATERIALS - 3.0%
Chemicals - 1.0%
Ashland, Inc.	1,250,000	86,938
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	250,000	8,180
Metals & Mining - 1.9%
Commercial Metals Co.	2,516,800	68,230
Phelps Dodge Corp.	400,000	49,440
RTI International Metals, Inc. (a)	450,000	36,788
		154,458
TOTAL MATERIALS		249,576
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	7,294,750	$ 274,501
UTILITIES - 3.2%
Electric Utilities - 0.4%
Allegheny Energy, Inc. (a)	650,000	30,238
Independent Power Producers & Energy Traders - 2.8%
Constellation Energy Group, Inc.	350,000	25,393
TXU Corp.	3,912,200	211,572
		236,965
TOTAL UTILITIES		267,203
TOTAL COMMON STOCKS (Cost $7,222,452)		8,144,964
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.87% to 5.03% 2/8/07 to 4/5/07 (e) (Cost $12,800)	$ 12,880	12,801
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	193,385,559	193,386
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	3,965,000	3,965
TOTAL MONEY MARKET FUNDS (Cost $197,351)		197,351
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $7,432,603)		8,355,116
NET OTHER ASSETS - 0.8%		69,019
NET ASSETS - 100%		$ 8,424,135
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
617 S&P 500 Index Contracts	March 2007	$ 222,583	$ 2,416
The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,597,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,863
Fidelity Securities Lending Cash Central Fund	35
Total	$ 1,898
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,433,185,000. Net unrealized appreciation aggregated $921,931,000, of which $996,553,000 related to appreciated investment securities and $74,622,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

January 31, 2007

1.813068.102

TQG-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Multiline Retail - 3.3%
Family Dollar Stores, Inc.	30,800	$ 997,920
JCPenney Co., Inc.	17,800	1,446,072
		2,443,992
Specialty Retail - 4.9%
Asbury Automotive Group, Inc.	26,100	638,406
OfficeMax, Inc.	50,600	2,443,474
TJX Companies, Inc.	18,200	538,174
		3,620,054
Textiles, Apparel & Luxury Goods - 3.9%
Brown Shoe Co., Inc.	20,600	1,119,610
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,900	669,816
Wolverine World Wide, Inc.	36,700	1,129,259
		2,918,685
TOTAL CONSUMER DISCRETIONARY		8,982,731
CONSUMER STAPLES - 6.8%
Food & Staples Retailing - 2.7%
Safeway, Inc.	55,600	2,003,268
Food Products - 0.9%
Corn Products International, Inc.	12,200	417,850
Hain Celestial Group, Inc. (a)	8,500	249,900
		667,750
Tobacco - 3.2%
Loews Corp. - Carolina Group	35,100	2,405,754
TOTAL CONSUMER STAPLES		5,076,772
ENERGY - 8.9%
Energy Equipment & Services - 0.8%
Input/Output, Inc. (a)	46,300	633,847
Oil, Gas & Consumable Fuels - 8.1%
Exxon Mobil Corp.	12,800	948,480
Frontier Oil Corp.	23,200	659,112
Holly Corp.	19,900	1,048,531
Tesoro Corp.	40,990	3,377,166
		6,033,289
TOTAL ENERGY		6,667,136
Common Stocks - continued
	Shares	Value
FINANCIALS - 16.6%
Capital Markets - 0.4%
Merrill Lynch & Co., Inc.	3,100	$ 290,036
Insurance - 16.2%
ACE Ltd.	48,700	2,813,886
Assurant, Inc.	13,200	733,656
Delphi Financial Group, Inc. Class A	31,000	1,222,640
Loews Corp.	16,600	721,436
The Chubb Corp.	59,800	3,111,992
Tower Group, Inc.	13,400	450,240
W.R. Berkley Corp.	92,400	3,057,516
		12,111,366
TOTAL FINANCIALS		12,401,402
HEALTH CARE - 13.7%
Biotechnology - 1.5%
Gilead Sciences, Inc. (a)	17,500	1,125,600
Health Care Providers & Services - 8.1%
Humana, Inc. (a)	54,000	2,997,000
McKesson Corp.	55,000	3,066,250
		6,063,250
Life Sciences Tools & Services - 4.1%
Thermo Fisher Scientific, Inc. (a)	63,200	3,024,120
TOTAL HEALTH CARE		10,212,970
INDUSTRIALS - 13.3%
Aerospace & Defense - 3.8%
Raytheon Co.	55,000	2,854,500
Industrial Conglomerates - 0.9%
General Electric Co.	17,800	641,690
Machinery - 8.6%
AGCO Corp. (a)	67,700	2,299,769
Deere & Co.	10,000	1,002,800
Terex Corp. (a)	43,700	2,486,093
Valmont Industries, Inc.	11,100	615,717
		6,404,379
TOTAL INDUSTRIALS		9,900,569
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 4.0%
Arris Group, Inc. (a)	70,300	$ 999,666
Cisco Systems, Inc. (a)	16,400	436,076
Polycom, Inc. (a)	46,200	1,553,244
		2,988,986
Computers & Peripherals - 5.0%
Hewlett-Packard Co.	79,100	3,423,448
International Business Machines Corp.	3,000	297,450
		3,720,898
Software - 3.7%
Oracle Corp. (a)	160,700	2,757,612
TOTAL INFORMATION TECHNOLOGY		9,467,496
MATERIALS - 2.3%
Chemicals - 0.4%
CF Industries Holdings, Inc.	9,100	277,550
Metals & Mining - 1.9%
Chaparral Steel Co.	24,200	1,240,976
Commercial Metals Co.	7,700	208,747
		1,449,723
TOTAL MATERIALS		1,727,273
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	50,900	1,915,367
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	10,500	244,440
		2,159,807
UTILITIES - 2.3%
Independent Power Producers & Energy Traders - 2.3%
AES Corp. (a)	52,500	1,091,475
Constellation Energy Group, Inc.	8,500	616,675
		1,708,150
TOTAL COMMON STOCKS (Cost $59,967,482)		68,304,306
Money Market Funds - 7.8%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b) (Cost $5,802,759)	5,802,759	$ 5,802,759
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $65,770,241)		74,107,065
NET OTHER ASSETS - 0.6%		473,402
NET ASSETS - 100%		$ 74,580,467
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,927
Fidelity Securities Lending Cash Central Fund	337
Total	$ 67,264
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $65,866,393. Net unrealized appreciation aggregated $8,240,672, of which $8,811,480 related to appreciated investment securities and $570,808 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Independence Fund

January 31, 2007

1.813071.102

SCS-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 0.6%
Gentex Corp. (d)	879,900	$ 15,389
Hawk Corp. Class A (a)	258,034	2,800
		18,189
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. sponsored ADR	336,000	12,005
Hotels, Restaurants & Leisure - 4.7%
BJ's Restaurants, Inc. (a)	411,200	8,388
Carluccio's PLC	2,542,800	9,542
Gaming Partners International Corp.	153,205	2,770
Isle of Capri Casinos, Inc. (a)(d)	583,900	14,522
McCormick & Schmick's Seafood Restaurants (a)	684,800	17,223
Multimedia Games, Inc. (a)(d)	388,500	4,029
P.F. Chang's China Bistro, Inc. (a)(d)	675,800	26,768
Ruth's Chris Steak House, Inc. (a)	560,500	12,040
St. Marc Holdings Co. Ltd. (d)	3,800	222
The Restaurant Group PLC	1,529,022	9,208
Vail Resorts, Inc. (a)(d)	664,100	30,715
		135,427
Household Durables - 2.7%
Fourlis Holdings SA	2,475,330	49,361
Ryland Group, Inc.	192,300	10,803
Standard Pacific Corp.	381,300	10,463
Universal Electronics, Inc. (a)	347,315	7,252
		77,879
Leisure Equipment & Products - 0.9%
Pool Corp. (d)	84,400	3,089
RC2 Corp. (a)	563,700	22,272
		25,361
Media - 5.6%
Carmike Cinemas, Inc. (d)(e)	1,271,400	28,403
CTC Media, Inc.	947,000	20,370
DreamWorks Animation SKG, Inc. Class A (a)	705,200	19,873
Modern Times Group AB (MTG) (B Shares)	314,600	19,894
R.H. Donnelley Corp.	422,000	28,097
Regal Entertainment Group Class A	1,206,800	27,153
Rightmove PLC (d)	1,769,240	16,512
		160,302
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.5%
Casual Male Retail Group, Inc. (a)(d)	1,268,100	$ 15,826
Pier 1 Imports, Inc. (a)(d)	3,225,500	21,837
Shoe Carnival, Inc. (a)	613,121	19,516
Wet Seal, Inc. Class A (a)(d)	2,563,600	16,561
Williams-Sonoma, Inc. (d)	796,800	27,888
		101,628
Textiles, Apparel & Luxury Goods - 2.3%
Crocs, Inc. (d)	434,700	21,883
Heelys, Inc.	323,500	12,293
Timberland Co. Class A (a)	447,200	13,492
True Religion Apparel, Inc. (a)(d)	1,097,851	18,422
		66,090
TOTAL CONSUMER DISCRETIONARY		596,881
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.3%
Itochushokuhin Co. Ltd. (a)	245,200	8,005
Food Products - 1.1%
Corn Products International, Inc.	553,700	18,964
Diamond Foods, Inc.	215,400	4,116
Green Mountain Coffee Roasters, Inc. (a)	3,700	219
Imperial Sugar Co. (d)	198,100	6,171
PAN Fish ASA (a)	1,621,000	1,735
		31,205
TOTAL CONSUMER STAPLES		39,210
ENERGY - 12.4%
Energy Equipment & Services - 4.7%
Compagnie Generale de Geophysique SA sponsored ADR (a)(d)	325,000	12,906
Core Laboratories NV (a)	141,400	11,651
DSND, Inc. (a)(d)	722,500	12,823
Oil States International, Inc. (a)	789,900	22,765
Petroleum Geo-Services ASA sponsored ADR (a)	932,100	21,988
Superior Energy Services, Inc. (a)	904,500	27,424
TGS Nopec Geophysical Co. ASA (a)	1,202,000	24,511
		134,068
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.7%
Aurora Oil & Gas Corp. (a)	1,464,108	$ 4,026
Cabot Oil & Gas Corp.	386,500	25,068
Encore Acquisition Co. (a)	388,550	10,083
Forest Oil Corp. (a)	231,700	7,396
GMX Resources, Inc. (a)(d)	121,000	4,511
Goodrich Petroleum Corp. (d)	961,700	35,121
Houston Exploration Co. (a)	189,000	9,888
Mariner Energy, Inc. (a)	1,118,314	22,489
Plains Exploration & Production Co. (a)	500,100	24,125
Tesoro Corp.	408,900	33,689
Uramin, Inc. (a)	5,081,400	18,270
UrAsia Energy Ltd. (a)	3,722,000	17,398
Western Refining, Inc.	369,900	10,117
		222,181
TOTAL ENERGY		356,249
FINANCIALS - 7.1%
Commercial Banks - 1.4%
East West Bancorp, Inc.	424,500	16,301
UCBH Holdings, Inc.	1,212,900	22,742
		39,043
Consumer Finance - 0.2%
Cash Systems, Inc. (a)(d)(e)	968,328	5,510
Diversified Financial Services - 0.3%
India Hospitality Corp. (a)	486,667	2,899
NETeller PLC (a)(d)	2,504,500	6,495
		9,394
Insurance - 2.7%
Aspen Insurance Holdings Ltd.	987,900	25,310
IPC Holdings Ltd.	449,700	13,244
Montpelier Re Holdings Ltd.	1,060,924	18,492
Navigators Group, Inc. (a)	434,300	20,755
		77,801
Real Estate Investment Trusts - 2.2%
Corporate Office Properties Trust (SBI)	274,100	14,604
Extra Space Storage, Inc.	367,000	7,245
Home Properties of New York, Inc.	218,313	14,035
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	372,400	$ 15,119
U-Store-It Trust	603,500	13,259
		64,262
Real Estate Management & Development - 0.3%
Unite Group PLC	976,587	9,594
TOTAL FINANCIALS		205,604
HEALTH CARE - 12.9%
Biotechnology - 0.1%
Alnylam Pharmaceuticals, Inc. (a)	39,000	826
Health Care Equipment & Supplies - 2.5%
Conceptus, Inc. (a)(e)	2,013,583	46,695
Cynosure, Inc. Class A (a)	310,273	6,013
Somanetics Corp. (a)	174,809	3,377
Stereotaxis, Inc. (a)(d)	1,572,292	16,163
		72,248
Health Care Providers & Services - 3.8%
Brookdale Senior Living, Inc.	458,400	22,003
Capital Senior Living Corp. (a)(e)	1,467,000	15,609
Emeritus Corp. (a)	701,300	19,082
Healthways, Inc. (a)	653,500	29,675
HMS Holdings Corp. (a)	237,364	4,624
Sun Healthcare Group, Inc. (a)	1,548,600	19,079
		110,072
Health Care Technology - 0.4%
Vital Images, Inc. (a)	360,900	12,108
Life Sciences Tools & Services - 0.6%
Covance, Inc. (a)	105,600	6,510
Pharmaceutical Product Development, Inc.	287,700	9,926
		16,436
Pharmaceuticals - 5.5%
Allergan, Inc.	124,000	14,472
BioMimetic Therapeutics, Inc.	309,983	4,774
Ipsen SA	312,100	14,217
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Medicis Pharmaceutical Corp. Class A (d)	1,830,300	$ 69,423
New River Pharmaceuticals, Inc. (a)(d)	999,526	55,874
		158,760
TOTAL HEALTH CARE		370,450
INDUSTRIALS - 20.2%
Aerospace & Defense - 2.1%
AeroVironment, Inc. (a)	25,400	581
Alliant Techsystems, Inc. (a)	345,930	28,020
Hexcel Corp. (a)	1,019,600	19,617
United Industrial Corp. (d)	257,700	13,016
		61,234
Air Freight & Logistics - 0.3%
Business Post Group PLC	935,600	8,584
Building Products - 0.4%
PGT, Inc.	933,702	11,643
Commercial Services & Supplies - 7.7%
Corrections Corp. of America (a)	673,678	32,822
Datamonitor PLC	1,548,400	17,356
First Consulting Group, Inc. (a)	1,244,425	15,966
Huron Consulting Group, Inc. (a)(e)	1,566,600	81,229
Innerworkings, Inc. (d)	995,700	12,795
ITE Group PLC	1,815,404	5,529
PeopleSupport, Inc. (a)	378,000	9,015
Tele Atlas NV (Netherlands) (a)	1,420,500	29,586
Wirecard AG (a)	1,416,100	15,651
		219,949
Construction & Engineering - 2.2%
Hellenic Technodomiki Tev SA	1,501,114	20,817
Infrasource Services, Inc. (a)	757,500	16,097
Quanta Services, Inc. (a)	778,100	16,006
Washington Group International, Inc.	192,400	10,992
		63,912
Electrical Equipment - 2.0%
Ceres Power Holding PLC (a)	2,178,670	10,273
Q-Cells AG (d)	445,600	23,057
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
SolarWorld AG (d)	257,900	$ 20,027
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	138,000	5,078
		58,435
Machinery - 2.1%
Burckhardt Compression Holding AG (a)	137,120	22,987
Hamworthy PLC	705,600	7,015
Valmont Industries, Inc.	557,300	30,913
		60,915
Road & Rail - 0.8%
Con-way, Inc.	323,400	16,086
Old Dominion Freight Lines, Inc. (a)	237,100	6,587
		22,673
Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc. (a)	853,750	17,792
Bergman & Beving AB (B Shares)	1,120,843	32,819
Watsco, Inc. (d)	470,000	23,979
		74,590
TOTAL INDUSTRIALS		581,935
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.4%
Bookham, Inc. (a)(e)	3,533,716	10,248
Computers & Peripherals - 2.6%
Hypercom Corp. (a)	1,713,300	10,365
NCR Corp. (a)	878,600	41,637
QLogic Corp. (a)	858,500	15,711
Rackable Systems, Inc. (a)(d)	393,400	7,514
		75,227
Electronic Equipment & Instruments - 0.8%
FLIR Systems, Inc. (a)	744,149	23,002
Internet Software & Services - 4.7%
aQuantive, Inc. (a)(d)	1,212,500	32,495
Bankrate, Inc. (a)(d)	615,808	24,331
CyberSource Corp. (a)	298,948	3,856
LoopNet, Inc.	219,250	3,675
ValueClick, Inc. (a)(d)	2,784,600	71,063
		135,420
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.7%
Iress Market Technology Ltd.	272,133	$ 1,553
MoneyGram International, Inc.	860,553	25,808
Patni Computer Systems Ltd. sponsored ADR	233,600	5,569
Syntel, Inc.	527,803	17,354
		50,284
Semiconductors & Semiconductor Equipment - 4.6%
Credence Systems Corp. (a)	1,841,500	8,968
Cypress Semiconductor Corp. (a)	881,000	16,254
DSP Group, Inc. (a)	814,200	17,082
Integrated Device Technology, Inc. (a)	890,200	13,469
Intersil Corp. Class A	518,500	12,216
O2Micro International Ltd. sponsored ADR (a)	700,400	5,827
PDF Solutions, Inc. (a)	862,616	9,584
Saifun Semiconductors Ltd. (a)	87,400	1,219
Silicon Motion Technology Corp. sponsored ADR (a)	663,100	12,221
Silicon On Insulator Technologies SA (SOITEC) (a)	752,200	22,078
SiRF Technology Holdings, Inc. (a)(d)	517,948	15,207
		134,125
Software - 2.8%
Aladdin Knowledge Systems Ltd. (a)	277,800	4,764
Ansys, Inc. (a)	590,300	29,450
NAVTEQ Corp. (a)	115,864	4,111
Quality Systems, Inc.	479,600	20,349
Sonic Solutions, Inc. (a)	1,134,300	20,814
		79,488
TOTAL INFORMATION TECHNOLOGY		507,794
MATERIALS - 4.1%
Metals & Mining - 4.0%
Allegheny Technologies, Inc.	311,200	32,206
Carpenter Technology Corp.	372,400	43,608
Reliance Steel & Aluminum Co.	174,700	7,275
Shore Gold, Inc. (a)	4,992,300	32,289
		115,378
Paper & Forest Products - 0.1%
M-real Oyj (B Shares) (a)	569,700	3,876
TOTAL MATERIALS		119,254
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Tiete SA (PN) (non-vtg.)	282,000,000	$ 8,517
TOTAL COMMON STOCKS (Cost $2,505,631)		2,785,894
Money Market Funds - 15.1%

Fidelity Cash Central Fund, 5.35% (b)	128,480,353	128,480
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	307,204,965	307,205
TOTAL MONEY MARKET FUNDS (Cost $435,685)		435,685
TOTAL INVESTMENT PORTFOLIO - 111.8% (Cost $2,941,316)		3,221,579
NET OTHER ASSETS - (11.8)%		(340,473)
NET ASSETS - 100%		$ 2,881,106
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,236
Fidelity Securities Lending Cash Central Fund	2,179
Total	$ 3,415
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aladdin Knowledge Systems Ltd.	$ 22,739	$ -	$ 18,513	$ -	$ -
Bookham, Inc.	11,061	-	-	-	10,248
Capital Senior Living Corp.	14,010	-	-	-	15,609
Carmike Cinemas, Inc.	23,888	1,477	-	222	28,403
Cash Systems, Inc.	6,210	-	434	-	5,510
Conceptus, Inc.	33,323	6,833	-	-	46,695
Cynosure, Inc. Class A	9,200	-	3,619	-	-
FARO Technologies, Inc.	24,004	-	29,488	-	-
Huron Consulting Group, Inc.	56,845	5,895	-	-	81,229
Optimal Group, Inc. Class A	19,428	-	17,870	-	-
Total	$ 220,708	$ 14,205	$ 69,924	$ 222	$ 187,694
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,945,203,000. Net unrealized appreciation aggregated $276,376,000, of which $439,059,000 related to appreciated investment securities and $162,683,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector

January 31, 2007

1.813022.102

FSS-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 0.7%
Jamba, Inc. (a)(d)	213,800	$ 1,995
Starbucks Corp. (a)	121,600	4,249
		6,244
Household Durables - 0.7%
Koninklijke Philips Electronics NV (NY Shares)	85,300	3,339
Sony Corp. sponsored ADR	21,700	1,005
Whirlpool Corp.	22,200	2,030
		6,374
Media - 1.9%
E.W. Scripps Co. Class A	30,940	1,511
News Corp. Class B	194,600	4,758
Time Warner, Inc.	443,460	9,698
		15,967
Multiline Retail - 2.7%
Family Dollar Stores, Inc.	69,800	2,262
Federated Department Stores, Inc.	68,882	2,858
JCPenney Co., Inc.	37,000	3,006
Nordstrom, Inc.	30,800	1,716
Saks, Inc.	33,500	628
Sears Holdings Corp. (a)	16,500	2,915
Target Corp.	151,420	9,291
		22,676
Specialty Retail - 1.8%
Best Buy Co., Inc. (d)	60,400	3,044
Lowe's Companies, Inc.	101,300	3,415
PETsMART, Inc.	40,000	1,222
Staples, Inc.	207,282	5,331
Tiffany & Co., Inc.	39,800	1,563
TJX Companies, Inc.	42,100	1,245
		15,820
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	34,300	1,523
TOTAL CONSUMER DISCRETIONARY		68,604
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.7%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	41,800	$ 3,377
PepsiCo, Inc.	31,500	2,055
		5,432
Food & Staples Retailing - 0.7%
CVS Corp.	108,400	3,648
Safeway, Inc.	72,000	2,594
		6,242
Food Products - 0.9%
Nestle SA sponsored ADR	81,400	7,521
Household Products - 3.4%
Colgate-Palmolive Co.	112,750	7,701
Procter & Gamble Co.	322,955	20,950
		28,651
Tobacco - 1.1%
Altria Group, Inc.	108,180	9,454
TOTAL CONSUMER STAPLES		57,300
ENERGY - 9.0%
Energy Equipment & Services - 5.4%
Baker Hughes, Inc.	94,900	6,551
Cameron International Corp. (a)	177,500	9,319
Diamond Offshore Drilling, Inc.	52,400	4,425
Halliburton Co.	225,983	6,676
Nabors Industries Ltd. (a)	105,700	3,201
Schlumberger Ltd. (NY Shares)	172,385	10,945
Smith International, Inc.	132,600	5,262
		46,379
Oil, Gas & Consumable Fuels - 3.6%
EOG Resources, Inc.	48,400	3,346
Exxon Mobil Corp.	143,710	10,649
OMI Corp.	69,300	1,529
Peabody Energy Corp.	92,100	3,760
Petroplus Holdings AG	10,440	667
Plains Exploration & Production Co. (a)	71,700	3,459
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	36,010	$ 1,880
Valero Energy Corp.	90,580	4,917
		30,207
TOTAL ENERGY		76,586
FINANCIALS - 23.8%
Capital Markets - 4.9%
Ameriprise Financial, Inc.	81,580	4,810
Charles Schwab Corp.	222,900	4,217
E*TRADE Financial Corp.	110,400	2,692
Franklin Resources, Inc.	43,800	5,217
Goldman Sachs Group, Inc.	36,600	7,765
Investors Financial Services Corp.	81,319	3,803
Lehman Brothers Holdings, Inc.	16,500	1,357
State Street Corp.	134,600	9,563
UBS AG (NY Shares)	40,900	2,577
		42,001
Commercial Banks - 3.6%
Commerce Bancorp, Inc., New Jersey (d)	38,100	1,287
Mizuho Financial Group, Inc.	212	1,528
PNC Financial Services Group, Inc.	56,900	4,198
Standard Chartered PLC (United Kingdom)	169,868	4,873
Sumitomo Mitsui Financial Group, Inc.	205	2,089
U.S. Bancorp, Delaware	102,700	3,656
Wachovia Corp.	83,931	4,742
Wells Fargo & Co.	227,710	8,179
		30,552
Consumer Finance - 0.9%
American Express Co.	85,700	4,989
Capital One Financial Corp.	34,700	2,790
		7,779
Diversified Financial Services - 2.6%
Bank of America Corp.	263,120	13,835
Citigroup, Inc.	152,100	8,385
		22,220
Insurance - 10.0%
ACE Ltd.	90,400	5,223
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	67,700	$ 3,223
American International Group, Inc.	487,030	33,337
Berkshire Hathaway, Inc. Class A (a)	69	7,593
Endurance Specialty Holdings Ltd.	30,100	1,023
Everest Re Group Ltd.	49,680	4,650
Fidelity National Financial, Inc. Class A	95,182	2,260
Hartford Financial Services Group, Inc.	75,030	7,121
Lincoln National Corp.	58,100	3,901
National Financial Partners Corp.	70,900	3,481
PartnerRe Ltd.	26,700	1,816
Prudential Financial, Inc.	79,300	7,068
W.R. Berkley Corp.	138,382	4,579
		85,275
Real Estate Investment Trusts - 0.3%
Equity Residential (SBI)	31,200	1,756
Vornado Realty Trust	8,697	1,064
		2,820
Real Estate Management & Development - 0.5%
Mitsui Fudosan Co. Ltd.	103,000	2,671
Move, Inc.	285,446	1,804
		4,475
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	44,343	1,928
Hudson City Bancorp, Inc.	246,600	3,396
People's Bank	63,600	2,861
Washington Mutual, Inc.	8,200	366
		8,551
TOTAL FINANCIALS		203,673
HEALTH CARE - 13.8%
Biotechnology - 2.4%
Amgen, Inc. (a)	39,390	2,772
Biogen Idec, Inc. (a)	71,500	3,456
Celgene Corp. (a)	36,900	1,981
Cephalon, Inc. (a)	30,000	2,172
Genentech, Inc. (a)	16,460	1,438
Gilead Sciences, Inc. (a)	63,700	4,097
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
MedImmune, Inc. (a)	92,000	$ 3,189
PDL BioPharma, Inc. (a)	81,000	1,661
		20,766
Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	10,400	1,225
Baxter International, Inc.	128,300	6,371
Becton, Dickinson & Co.	68,900	5,301
C.R. Bard, Inc.	42,900	3,540
Cooper Companies, Inc.	57,800	2,757
DJO, Inc. (a)	76,100	3,151
St. Jude Medical, Inc. (a)	60,500	2,587
		24,932
Health Care Providers & Services - 2.8%
Brookdale Senior Living, Inc.	26,300	1,262
Cardinal Health, Inc.	67,400	4,814
Health Net, Inc. (a)	68,700	3,346
Healthways, Inc. (a)	4,440	202
Henry Schein, Inc. (a)	89,100	4,524
I-trax, Inc. (a)	123,200	456
Medco Health Solutions, Inc. (a)	57,600	3,410
Sierra Health Services, Inc. (a)	51,200	2,058
UnitedHealth Group, Inc.	72,200	3,773
		23,845
Health Care Technology - 0.2%
IMS Health, Inc.	49,300	1,423
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (a)	36,600	914
Invitrogen Corp. (a)	65,770	4,027
Millipore Corp. (a)	32,700	2,239
		7,180
Pharmaceuticals - 4.6%
Allergan, Inc.	29,900	3,490
Johnson & Johnson	161,810	10,809
Merck & Co., Inc.	168,400	7,536
Novartis AG sponsored ADR	23,900	1,379
Pfizer, Inc.	290,440	7,621
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	22,541	$ 4,235
Wyeth	86,580	4,278
		39,348
TOTAL HEALTH CARE		117,494
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.7%
AeroVironment, Inc. (a)	7,700	176
EDO Corp.	69,700	1,618
General Dynamics Corp.	68,900	5,385
Hexcel Corp. (a)	51,400	989
Honeywell International, Inc.	83,260	3,804
United Technologies Corp.	162,020	11,021
		22,993
Air Freight & Logistics - 0.3%
FedEx Corp.	10,000	1,104
United Parcel Service, Inc. Class B	21,600	1,561
		2,665
Airlines - 0.4%
AMR Corp.	37,000	1,371
UAL Corp. (a)	47,300	2,043
		3,414
Electrical Equipment - 0.6%
Evergreen Solar, Inc. (a)	106,200	891
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	67,600	2,488
Vestas Wind Systems AS (a)	43,200	1,907
		5,286
Industrial Conglomerates - 5.7%
General Electric Co.	1,019,500	36,756
McDermott International, Inc. (a)	171,800	8,872
Tyco International Ltd.	82,200	2,621
		48,249
Machinery - 0.7%
Danaher Corp.	40,200	2,977
Deere & Co.	29,700	2,978
		5,955
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
Laidlaw International, Inc.	87,100	$ 2,588
Landstar System, Inc.	76,500	3,235
Norfolk Southern Corp.	18,000	894
		6,717
TOTAL INDUSTRIALS		95,279
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 4.2%
Alcatel-Lucent SA sponsored ADR	155,400	2,020
Cisco Systems, Inc. (a)	610,040	16,221
Comverse Technology, Inc. (a)	110,800	2,144
Corning, Inc. (a)	159,860	3,331
Harris Corp.	60,800	3,090
Juniper Networks, Inc. (a)	88,980	1,612
Motorola, Inc.	77,940	1,547
Nortel Networks Corp. (a)	45,820	1,230
QUALCOMM, Inc.	120,300	4,530
Research In Motion Ltd. (a)	3,250	415
		36,140
Computers & Peripherals - 3.0%
Apple, Inc. (a)	99,700	8,547
Dell, Inc. (a)	33,000	800
EMC Corp. (a)	203,700	2,850
Hewlett-Packard Co.	200,200	8,665
Network Appliance, Inc. (a)	51,700	1,944
SanDisk Corp. (a)	8,200	330
Sun Microsystems, Inc. (a)	349,500	2,321
		25,457
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	125,014	4,000
Internet Software & Services - 2.2%
eBay, Inc. (a)	156,603	5,072
Google, Inc. Class A (sub. vtg.) (a)	24,645	12,355
Yahoo!, Inc. (a)	48,710	1,379
		18,806
IT Services - 1.1%
First Data Corp.	128,600	3,197
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	89,780	$ 3,592
The Western Union Co.	97,600	2,180
		8,969
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	2,700	88
Applied Materials, Inc.	409,300	7,257
ARM Holdings PLC sponsored ADR	190,900	1,382
ASML Holding NV (NY Shares) (a)	33,100	845
Broadcom Corp. Class A (a)	6,900	220
Fairchild Semiconductor International, Inc. (a)	87,100	1,551
FormFactor, Inc. (a)	49,300	2,004
Intersil Corp. Class A	84,400	1,988
Lam Research Corp. (a)	2,500	115
Linear Technology Corp.	62,000	1,919
Microchip Technology, Inc.	71,200	2,475
National Semiconductor Corp.	144,300	3,338
Samsung Electronics Co. Ltd.	1,180	731
Verigy Ltd.	50,452	925
Xilinx, Inc.	1,000	24
		24,862
Software - 4.7%
Adobe Systems, Inc. (a)	112,500	4,373
Cognos, Inc. (a)	40,600	1,751
Electronic Arts, Inc. (a)	46,300	2,315
Microsoft Corp.	917,660	28,319
Oracle Corp. (a)	124,550	2,137
Quest Software, Inc. (a)	91,600	1,368
		40,263
TOTAL INFORMATION TECHNOLOGY		158,497
MATERIALS - 2.0%
Chemicals - 1.1%
Monsanto Co.	77,400	4,264
Praxair, Inc.	85,100	5,366
		9,630
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Owens-Illinois, Inc.	62,553	$ 1,392
Smurfit-Stone Container Corp. (a)	127,200	1,374
		2,766
Metals & Mining - 0.6%
Alcoa, Inc.	21,900	707
Meridian Gold, Inc. (a)	66,600	1,942
Titanium Metals Corp. (a)	70,046	2,160
		4,809
TOTAL MATERIALS		17,205
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	382,600	14,397
Covad Communications Group, Inc. (a)	474,400	645
Level 3 Communications, Inc. (a)	250,900	1,558
Qwest Communications International, Inc. (a)	235,000	1,915
Verizon Communications, Inc.	63,900	2,461
		20,976
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	98,500	3,923
TOTAL TELECOMMUNICATION SERVICES		24,899
UTILITIES - 0.7%
Electric Utilities - 0.3%
Exelon Corp.	46,300	2,778
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	60,400	3,266
TOTAL UTILITIES		6,044
TOTAL COMMON STOCKS (Cost $714,403)		825,581
Money Market Funds - 4.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.35% (b)	33,887,046	$ 33,887
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	4,936,250	4,936
TOTAL MONEY MARKET FUNDS (Cost $38,823)		38,823
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $753,226)		864,404
NET OTHER ASSETS - (1.2)%		(10,343)
NET ASSETS - 100%		$ 854,061
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 421
Fidelity Securities Lending Cash Central Fund	21
Total	$ 442
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $762,105,000. Net unrealized appreciation aggregated $102,299,000, of which $112,998,000 related to appreciated investment securities and $10,699,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Indexed securities are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

January 31, 2007

1.813084.102

VAL-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.2%
Gentex Corp.	2,554,100	$ 44,671
Automobiles - 1.2%
Monaco Coach Corp.	706,800	10,659
Nissan Motor Co. Ltd.	2,913,684	36,406
Renault SA	838,700	103,792
Winnebago Industries, Inc. (d)(e)	2,242,491	75,213
		226,070
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	101,800	4,418
Service Corp. International	1,849,100	19,693
		24,111
Hotels, Restaurants & Leisure - 3.7%
Applebee's International, Inc.	718,600	18,137
Aristocrat Leisure Ltd.	2,144,098	26,821
Brinker International, Inc.	3,459,900	109,160
Carnival Corp. unit	2,910,000	150,040
Domino's Pizza, Inc.	841,000	24,027
Gaylord Entertainment Co. (a)	876,032	48,410
OSI Restaurant Partners, Inc.	2,167,920	85,611
Rare Hospitality International, Inc. (a)	1,171,885	36,961
Royal Caribbean Cruises Ltd.	3,330,520	149,640
WMS Industries, Inc. (a)	1,491,100	59,137
		707,944
Household Durables - 3.2%
Ethan Allen Interiors, Inc. (e)	1,757,854	66,218
Jarden Corp. (a)(d)	1,595,300	58,500
La-Z-Boy, Inc. (d)	1,637,200	21,087
Leggett & Platt, Inc.	5,037,650	122,113
Newell Rubbermaid, Inc.	1,764,500	52,123
Sealy Corp., Inc.	2,983,300	44,779
Sony Corp. sponsored ADR	371,600	17,216
The Stanley Works	3,089,600	176,910
Whirlpool Corp.	722,800	66,086
		625,032
Leisure Equipment & Products - 1.3%
Brunswick Corp.	3,058,100	104,312
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Eastman Kodak Co. (d)	4,623,600	$ 119,566
Polaris Industries, Inc. (d)	367,800	17,198
		241,076
Media - 3.3%
E.W. Scripps Co. Class A	1,216,500	59,402
Gannett Co., Inc.	2,136,000	124,187
Getty Images, Inc. (a)	1,844,300	90,813
Live Nation, Inc. (a)	1,382,562	34,122
Omnicom Group, Inc.	688,400	72,420
R.H. Donnelley Corp.	1,706,000	113,585
The New York Times Co. Class A (d)	2,499,200	57,707
The Reader's Digest Association, Inc. (non-vtg.)	2,018,371	34,090
Viacom, Inc. Class B (non-vtg.) (a)	989,987	40,263
		626,589
Multiline Retail - 0.9%
Big Lots, Inc. (a)	127,218	3,299
Family Dollar Stores, Inc.	3,952,500	128,061
Sears Holdings Corp. (a)	163,600	28,900
Tuesday Morning Corp. (d)	1,018,859	16,974
		177,234
Specialty Retail - 3.5%
AnnTaylor Stores Corp. (a)	162,900	5,620
AutoNation, Inc. (a)	837,722	18,807
AutoZone, Inc. (a)	234,000	29,397
Best Buy Co., Inc.	438,700	22,110
Gap, Inc.	6,113,800	117,202
Hot Topic, Inc. (a)	1,658,900	17,269
OfficeMax, Inc.	2,775,400	134,024
PETsMART, Inc.	3,216,497	98,232
RadioShack Corp.	995,400	21,998
Select Comfort Corp. (a)(d)	1,122,326	20,696
Tiffany & Co., Inc.	2,634,800	103,442
Williams-Sonoma, Inc.	2,727,700	95,470
		684,267
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	3,558,000	157,975
TOTAL CONSUMER DISCRETIONARY		3,514,969
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 5.4%
Beverages - 0.5%
Cott Corp. (a)	3,406,200	$ 48,201
SABMiller PLC	2,268,500	51,434
		99,635
Food & Staples Retailing - 1.7%
Kroger Co.	2,338,300	59,860
Rite Aid Corp.	4,597,318	28,319
Safeway, Inc.	4,338,256	156,307
Sysco Corp.	2,471,400	85,387
		329,873
Food Products - 1.0%
Bunge Ltd.	407,100	31,326
Chiquita Brands International, Inc.	1,120,094	17,776
Corn Products International, Inc.	1,365,000	46,751
PAN Fish ASA (a)	6,430,000	6,883
Tyson Foods, Inc. Class A	4,497,900	79,838
		182,574
Household Products - 0.6%
Colgate-Palmolive Co.	1,633,400	111,561
Personal Products - 1.1%
Avon Products, Inc.	5,864,000	201,663
Playtex Products, Inc. (a)	435,700	6,135
		207,798
Tobacco - 0.5%
Altria Group, Inc.	1,190,600	104,047
TOTAL CONSUMER STAPLES		1,035,488
ENERGY - 7.6%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	927,060	63,995
Cameron International Corp. (a)	1,780,800	93,492
ENSCO International, Inc.	1,015,000	51,633
FMC Technologies, Inc. (a)	1,806,100	111,852
GlobalSantaFe Corp.	927,820	53,823
Halliburton Co.	2,512,600	74,222
Hornbeck Offshore Services, Inc. (a)	153,675	4,229
National Oilwell Varco, Inc. (a)	2,498,970	151,538
Noble Corp.	709,800	53,200
Pride International, Inc. (a)	790,600	22,777
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	3,053,700	$ 121,171
Superior Energy Services, Inc. (a)	787,600	23,880
Transocean, Inc. (a)	820,900	63,513
Weatherford International Ltd. (a)	1,462,548	59,058
		948,383
Oil, Gas & Consumable Fuels - 2.7%
Alpha Natural Resources, Inc. (a)	306,000	4,125
Arch Coal, Inc.	2,268,100	67,408
Cabot Oil & Gas Corp.	1,124,400	72,929
EOG Resources, Inc.	758,100	52,407
EXCO Resources, Inc.	1,201,700	20,189
Foundation Coal Holdings, Inc. (e)	2,466,000	82,068
Noble Energy, Inc.	633,300	33,825
Petroplus Holdings AG	227,300	14,529
Ultra Petroleum Corp. (a)	1,328,355	69,340
Valero Energy Corp.	1,939,100	105,254
		522,074
TOTAL ENERGY		1,470,457
FINANCIALS - 15.3%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	207,700	12,246
Janus Capital Group, Inc. (d)	459,900	9,419
Merrill Lynch & Co., Inc.	888,200	83,100
State Street Corp.	437,800	31,106
TD Ameritrade Holding Corp. (d)	1,998,750	35,358
		171,229
Commercial Banks - 1.5%
Appalachian Bancshares, Inc. (a)	20,373	399
Boston Private Financial Holdings, Inc.	816,289	23,607
Colonial Bancgroup, Inc.	510,200	12,520
Popular, Inc.	594,800	10,861
UCBH Holdings, Inc.	1,647,400	30,889
UnionBanCal Corp.	920,432	59,478
Wachovia Corp.	2,023,567	114,332
Zions Bancorp	479,600	40,680
		292,766
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.7%
Capital One Financial Corp.	1,623,500	$ 130,529
Diversified Financial Services - 0.7%
Bank of America Corp.	1,623,460	85,362
JPMorgan Chase & Co.	1,089,500	55,488
		140,850
Insurance - 3.9%
AFLAC, Inc.	2,008,620	95,630
AMBAC Financial Group, Inc.	1,221,500	107,614
Employers Holdings, Inc. (a)	200,800	4,010
Genworth Financial, Inc. Class A (non-vtg.)	804,400	28,074
Marsh & McLennan Companies, Inc.	4,119,651	121,530
MBIA, Inc.	1,755,400	126,090
MetLife, Inc.	655,390	40,713
Montpelier Re Holdings Ltd.	435,400	7,589
Prudential Financial, Inc.	708,400	63,140
The St. Paul Travelers Companies, Inc.	1,710,820	86,995
Willis Group Holdings Ltd.	1,577,500	64,457
		745,842
Real Estate Investment Trusts - 5.5%
Alexandria Real Estate Equities, Inc.	425,800	46,140
American Financial Realty Trust (SBI)	1,946,500	21,762
Annaly Capital Management, Inc.	1,006,500	13,870
Developers Diversified Realty Corp.	948,700	63,677
Duke Realty LP	2,177,300	96,062
Education Realty Trust, Inc.	1,052,400	15,818
Equity Office Properties Trust	2,189,700	121,638
Equity Residential (SBI)	1,443,600	81,246
General Growth Properties, Inc.	2,528,750	155,569
GMH Communities Trust	980,700	9,621
Health Care Property Investors, Inc.	2,159,600	89,084
Kimco Realty Corp.	1,371,600	68,031
Public Storage, Inc.	797,934	86,783
United Dominion Realty Trust, Inc. (SBI)	1,953,200	64,045
Vornado Realty Trust	1,042,600	127,562
		1,060,908
Thrifts & Mortgage Finance - 2.1%
Countrywide Financial Corp.	1,904,792	82,820
Fannie Mae	2,730,900	154,378
Freddie Mac	1,558,800	101,213
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hudson City Bancorp, Inc.	3,704,100	$ 51,005
Radian Group, Inc.	408,028	24,571
		413,987
TOTAL FINANCIALS		2,956,111
HEALTH CARE - 9.6%
Biotechnology - 0.5%
Cephalon, Inc. (a)	1,031,900	74,720
MedImmune, Inc. (a)	741,600	25,704
		100,424
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	7,255,182	360,290
Becton, Dickinson & Co.	978,060	75,252
CONMED Corp. (a)	1,259,867	30,489
Dade Behring Holdings, Inc.	290,868	12,240
Wright Medical Group, Inc. (a)	1,505,200	32,949
		511,220
Health Care Providers & Services - 4.6%
Brookdale Senior Living, Inc.	939,800	45,110
Chemed Corp.	107,550	3,926
Community Health Systems, Inc. (a)	3,218,000	115,044
DaVita, Inc. (a)	712,500	38,903
Health Net, Inc. (a)	1,680,900	81,877
Laboratory Corp. of America Holdings (a)	521,800	38,321
McKesson Corp.	2,342,300	130,583
Medco Health Solutions, Inc. (a)	1,365,400	80,845
Omnicare, Inc.	420,000	16,880
Quest Diagnostics, Inc.	1,411,450	74,073
Triad Hospitals, Inc. (a)	1,086,750	46,187
United Surgical Partners International, Inc. (a)	2,225,223	67,803
UnitedHealth Group, Inc.	255,000	13,326
Universal Health Services, Inc. Class B	2,306,880	133,638
		886,516
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc. (a)	1,401,100	63,050
Thermo Fisher Scientific, Inc. (a)	463,064	22,158
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Varian, Inc. (a)	137,376	$ 7,351
Waters Corp. (a)	648,200	36,746
		129,305
Pharmaceuticals - 1.2%
Alpharma, Inc. Class A	1,161,208	31,991
Schering-Plough Corp.	4,983,650	124,591
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,153,000	75,570
		232,152
TOTAL HEALTH CARE		1,859,617
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	1,064,100	48,619
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (a)(d)	609,700	52,855
Southwest Airlines Co.	1,360,400	20,542
TAM SA (PN) sponsored ADR (ltd. vtg.)	1,050,600	34,281
		107,678
Building Products - 1.0%
American Standard Companies, Inc.	839,800	41,478
Masco Corp.	4,987,500	159,550
		201,028
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (d)	6,130,808	78,413
Cintas Corp.	816,400	33,595
Clean Harbors, Inc. (a)	167,400	8,979
Navigant Consulting, Inc. (a)	1,681,400	34,939
Pike Electric Corp. (a)	885,300	14,404
The Brink's Co. (e)	2,910,321	180,876
		351,206
Construction & Engineering - 0.6%
Fluor Corp.	1,324,962	109,442
Industrial Conglomerates - 1.2%
Tyco International Ltd.	7,441,070	237,221
Machinery - 1.1%
Albany International Corp. Class A	538,339	18,271
Briggs & Stratton Corp. (d)	2,183,600	64,722
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	1,156,900	$ 116,014
Wabash National Corp.	1,355,987	21,614
		220,621
Road & Rail - 1.3%
Canadian National Railway Co.	912,100	41,589
Con-way, Inc.	1,492,600	74,242
CSX Corp.	224,500	8,259
Laidlaw International, Inc. (e)	4,311,300	128,089
		252,179
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. Trust	1,076,795	39,486
TOTAL INDUSTRIALS		1,567,480
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.7%
Alcatel-Lucent SA sponsored ADR	5,014,865	65,193
Dycom Industries, Inc. (a)(e)	3,906,100	88,395
Motorola, Inc.	5,238,500	103,984
Nortel Networks Corp. (a)	2,323,810	62,371
Powerwave Technologies, Inc. (a)	897,900	5,244
		325,187
Computers & Peripherals - 2.6%
Diebold, Inc.	690,800	32,019
EMC Corp. (a)	2,153,600	30,129
Imation Corp.	815,326	35,475
Intermec, Inc. (a)(e)	3,430,059	82,424
NCR Corp. (a)	2,277,100	107,912
Seagate Technology	6,365,531	172,442
Sun Microsystems, Inc. (a)	3,996,800	26,539
Western Digital Corp. (a)	1,248,280	24,466
		511,406
Electronic Equipment & Instruments - 4.3%
Agilent Technologies, Inc. (a)	4,945,300	158,250
Arrow Electronics, Inc. (a)	3,033,200	106,920
Avnet, Inc. (a)	4,396,935	136,525
CDW Corp.	981,300	62,970
Celestica, Inc. (sub. vtg.) (a)	6,025,800	35,747
Flextronics International Ltd. (a)	15,791,900	183,660
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. Class A (a)	2,418,300	$ 47,181
Jabil Circuit, Inc.	2,013,335	48,300
Molex, Inc.	510,300	14,998
Solectron Corp. (a)	8,456,600	27,484
		822,035
Internet Software & Services - 1.0%
Open Text Corp. (a)	489,900	9,202
ValueClick, Inc. (a)	1,529,800	39,040
VeriSign, Inc. (a)	714,400	17,074
Yahoo!, Inc. (a)	4,339,100	122,840
		188,156
IT Services - 1.0%
Ceridian Corp. (a)	919,682	27,563
Hewitt Associates, Inc. Class A (a)	3,575,100	96,313
Satyam Computer Services Ltd. sponsored ADR	1,913,300	44,542
Unisys Corp. (a)	1,892,155	16,310
		184,728
Office Electronics - 1.3%
Xerox Corp. (a)	15,141,910	260,441
Semiconductors & Semiconductor Equipment - 4.4%
AMIS Holdings, Inc. (a)	2,030,808	20,999
Amkor Technology, Inc. (a)	1,209,000	12,731
Applied Materials, Inc.	5,182,300	91,882
ASML Holding NV (NY Shares) (a)	4,597,500	117,328
Atmel Corp. (a)	4,765,600	28,498
DSP Group, Inc. (a)	484,431	10,163
Fairchild Semiconductor International, Inc. (a)(e)	7,843,010	139,684
Integrated Device Technology, Inc. (a)	3,823,200	57,845
Intersil Corp. Class A	3,837,520	90,412
LSI Logic Corp. (a)	1,428,800	13,431
Maxim Integrated Products, Inc.	1,624,200	50,025
MKS Instruments, Inc. (a)	1,698,970	37,156
National Semiconductor Corp.	6,519,500	150,796
Spansion, Inc. Class A (a)	2,332,500	29,926
		850,876
Software - 1.2%
Fair, Isaac & Co., Inc.	1,193,821	47,538
Hyperion Solutions Corp. (a)	1,692,622	71,463
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	1,330,300	$ 26,367
Quest Software, Inc. (a)	1,432,189	21,383
Symantec Corp. (a)	4,268,655	75,598
		242,349
TOTAL INFORMATION TECHNOLOGY		3,385,178
MATERIALS - 4.3%
Chemicals - 2.1%
Arkema sponsored ADR (a)	203,900	10,195
Ashland, Inc.	671,920	46,732
Celanese Corp. Class A	2,471,495	64,877
Chemtura Corp.	9,136,577	105,253
Cytec Industries, Inc.	1,776,900	103,451
Georgia Gulf Corp.	421,700	8,776
H.B. Fuller Co.	1,326,700	34,322
Lubrizol Corp.	510,054	26,278
OMNOVA Solutions, Inc. (a)	747,170	4,520
		404,404
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (e)	8,790,000	195,665
Metals & Mining - 1.2%
Alcan, Inc.	1,409,960	71,888
Alcoa, Inc.	2,410,240	77,851
Compass Minerals International, Inc.	910,644	28,257
Newmont Mining Corp.	681,300	30,727
Titanium Metals Corp. (a)	550,700	16,984
		225,707
TOTAL MATERIALS		825,776
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	5,677,440	213,642
Citizens Communications Co.	3,278,300	48,060
NTELOS Holding Corp.	1,419,336	26,428
Telenor ASA sponsored ADR	510,600	31,325
Verizon Communications, Inc.	2,086,200	80,360
		399,815
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
ALLTEL Corp.	1,347,800	$ 82,607
Crown Castle International Corp. (a)	686,500	24,137
Dobson Communications Corp. Class A (a)	4,553,100	44,120
MTN Group Ltd.	1,182,300	14,193
Sprint Nextel Corp.	3,171,300	56,544
Vivo Participacoes SA (PN) sponsored ADR	2,935,100	11,183
		232,784
TOTAL TELECOMMUNICATION SERVICES		632,599
UTILITIES - 5.6%
Electric Utilities - 2.6%
Allegheny Energy, Inc. (a)	1,984,300	92,310
American Electric Power Co., Inc.	510,300	22,213
DPL, Inc.	309,100	8,865
Edison International	2,055,280	92,446
Entergy Corp.	1,390,760	129,132
FirstEnergy Corp.	306,200	18,167
FPL Group, Inc.	1,261,600	71,470
PPL Corp.	2,016,000	71,770
		506,373
Gas Utilities - 0.5%
Energen Corp.	673,500	31,170
Equitable Resources, Inc.	1,562,913	67,596
		98,766
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	2,502,500	52,027
Constellation Energy Group, Inc.	1,312,459	95,219
NRG Energy, Inc.	1,369,700	82,086
TXU Corp.	2,084,100	112,708
		342,040
Multi-Utilities - 0.7%
CMS Energy Corp. (a)	2,119,700	35,378
Public Service Enterprise Group, Inc.	1,349,700	90,470
		125,848
TOTAL UTILITIES		1,073,027
TOTAL COMMON STOCKS (Cost $14,766,127)		18,320,702
Preferred Stocks - 0.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	681,200	$ 26,226
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	209,400	11,272
TOTAL PREFERRED STOCKS (Cost $42,039)		37,498
Corporate Bonds - 0.2%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 13,160	14,958
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	80	81
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	15,515	14,313
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	10,040	9,789
TOTAL NONCONVERTIBLE BONDS		24,183
TOTAL CORPORATE BONDS (Cost $37,367)		39,141
Money Market Funds - 6.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.35% (b)	972,101,716	$ 972,102
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	204,565,205	204,565
TOTAL MONEY MARKET FUNDS (Cost $1,176,667)		1,176,667
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $16,022,200)		19,574,008
NET OTHER ASSETS - (1.4)%		(263,810)
NET ASSETS - 100%		$ 19,310,198
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,209
Fidelity Securities Lending Cash Central Fund	694
Total	$ 7,903
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alaska Communication Systems Group, Inc.	$ 31,234	$ -	$ 32,497	$ -	$ -
Celestica, Inc. (sub. vtg.)	103,682	-	35,919	-	-
Ceridian Corp.	165,508	-	179,759	-	-
Dycom Industries, Inc.	91,051	-	-	-	88,395
Ethan Allen Interiors, Inc.	22,533	41,160	-	249	66,218
Fairchild Semiconductor International, Inc.	99,963	26,790	-	-	139,684
Foundation Coal Holdings, Inc.	50,238	37,984	-	104	82,068
Hewitt Associates, Inc. Class A	93,162	-	3,945	-	-
Intermec, Inc.	43,218	36,095	-	-	82,424
Laidlaw International, Inc.	125,071	-	-	1,466	128,089
Owens-Illinois, Inc.	145,914	-	-	-	195,665
Symbol Technologies, Inc.	198,839	-	199,772	-	-
The Brink's Co.	93,663	61,099	-	141	180,876
Winnebago Industries, Inc.	-	74,596	-	71	75,213
Total	$ 1,264,076	$ 277,724	$ 451,892	$ 2,031	$ 1,038,632
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $16,021,806,000. Net unrealized appreciation aggregated $3,552,202,000, of which $3,895,856,000 related to appreciated investment securities and $343,654,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007